SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Computers, software and electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computers, software and electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	14 years
Capitalized internal software development costs
Property, Plant and Equipment [Line Items]
Useful life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of the remaining termof the underlying lease, orestimated useful life of the asset